Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Cash Flows from Operating Activities
Net Income		$ 247	$ 2,933
Adjustments to determine net cash flows provided by (used in) operating activities
Securities (gains), other than trading (Note 2)		(75)	(138)
Depreciation of premises and equipment		203	195
Depreciation of other assets		19	28
Amortization of intangible assets		163	150
Provision for (recovery of) credit losses (Note 3)		217	(99)
Deferred taxes		(48)	183
Net loss on divestitures		0	29
Changes in operating assets and liabilities:
Net (increase) in trading securities		(3,804)	(12,747)
Change in derivative instruments – decrease in derivative asset		17,687	3,218
Change in derivative instruments – (decrease) in derivative liability		(15,995)	(2,746)
Net (increase) decrease in current tax asset		(461)	31
Net (decrease) in current tax liability		(219)	(42)
Change in accrued interest – (increase) decrease in interest receivable		(256)	56
Change in accrued interest – increase (decrease) in interest payable		1,190	(71)
Changes in other items and accruals, net		48	(6,002)
Net increase in deposits		24,604	8,895
Net (increase) in loans		(191)	(21,630)
Net increase in securities sold but not yet purchased		4,523	4,421
Net increase (decrease) in securities lent or sold under repurchase agreements		(1,071)	8,854
Net (increase) in securities borrowed or purchased under resale agreements		(6,405)	(8,550)
Net (decrease) in securitization and structured entities' liabilities		(552)	(481)
Net Cash Provided by (Used in) Operating Activities		19,824	(23,513)
Cash Flows from Financing Activities
Net increase in liabilities of subsidiaries		0	3,795
Proceeds from issuance of covered bonds		1,636	3,925
Redemption/buyback of covered bonds		(2,168)	(2,222)
Proceeds from issuance of subordinated debt (Note 4)		0	1,587
Proceeds from issuance of preferred shares, net of issuance costs (Note 5)		648	0
Net proceeds from issuance of common shares (Note 5)		3,298	17
Net proceeds from the sale of treasury shares		11	4
Cash dividends and distributions paid		(671)	(746)
Repayment of lease liabilities		(71)	(57)
Net Cash Provided by Financing Activities		2,683	6,303
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		546	(72)
Purchases of securities, other than trading		(15,427)	(53,325)
Maturities of securities, other than trading		4,679	7,191
Proceeds from sales of securities, other than trading		4,529	18,400
Premises and equipment – net (purchases)		(174)	(135)
Purchased and developed software – net (purchases)		(193)	(134)
Acquisition of Radicle Group Inc. (Note 12)		(42)	0
Net proceeds from divestitures		0	1,218
Net Cash (Used in) Investing Activities		(6,082)	(26,857)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(549)	929
Net increase (decrease) in Cash and Cash Equivalents		15,876	(43,138)
Cash and Cash Equivalents at Beginning of Period		87,466	93,261
Cash and Cash Equivalents at End of Period		103,342	50,123
Net cash provided by operating activities includes:
Interest paid in the period	[1]	6,145	1,228
Income taxes paid in the period		1,326	545
Interest received in the period		10,755	4,818
Dividends received in the period		$ 451	$ 424

[1]	Includes dividends paid on securities sold but not yet purchased.